Note 3 - Summary of Significant Accounting Policies (Details Textual) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Private Placement [Member] | Series B Preferred Stock [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Issued	127,346
Private Placement [Member] | Series B Preferred Stock [Member] | Strategic Bio Partners [Member] | Debt Settlement [Member]
Class of Warrant or Right, Issued	295,945
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				6,418,887	4,801,112	5,111,111	4,371,111
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				11,018,766	0
Goodwill, Fair Value Disclosure	$ 0
Fair Value Assumptions, Expected Dividend Rate		0.00%
Derivative, Gain (Loss) on Derivative, Net		$ (26,887)		$ (28,394)
Goodwill, Impairment Loss				$ 404,169
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				17,437,653	4,801,112